OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivatives Held for Contractual Maturity (Details) $ in Thousands, S/ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Fair Value of Derivatives [abstract]
Total assets	$ 1,661,628	S/ 1,661.6	$ 1,214,497	S/ 1,214.5
Total liabilities	1,524,761	S/ 1,524.8	1,205,213	S/ 1,205.2
Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	1,575,360		1,186,401
Total liabilities	1,507,065		1,059,240
Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	344,780		256,891
Total liabilities	387,371		257,999
Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	367,906		600,718
Total liabilities	320,186		613,624
Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	860,170		323,425
Total liabilities	795,845		181,454
Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	2,485		2,673
Total liabilities	3,258		3,547
Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	19		2,694
Total liabilities	405		2,616
Up to 3 Months [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	272,607		167,498
Total liabilities	283,037		176,989
Up to 3 Months [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	193,678		148,076
Total liabilities	231,022		145,781
Up to 3 Months [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	16,120		4,025
Total liabilities	13,098		12,794
Up to 3 Months [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	61,522		12,324
Total liabilities	37,410		15,122
Up to 3 Months [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	1,287		379
Total liabilities	1,102		676
Up to 3 Months [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0		2,694
Total liabilities	405		2,616
From 3 Months to 1 Year [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	357,050		147,339
Total liabilities	395,000		171,185
From 3 Months to 1 Year [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	148,219		108,541
Total liabilities	153,550		111,956
From 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	25,612		25,005
Total liabilities	13,481		23,211
From 3 Months to 1 Year [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	182,002		11,499
Total liabilities	225,813		33,147
From 3 Months to 1 Year [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	1,198		2,294
Total liabilities	2,156		2,871
From 3 Months to 1 Year [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	19		0
Total liabilities	0		0
From 1 to 3 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	238,240		204,156
Total liabilities	242,853		167,156
From 1 to 3 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	2,883		274
Total liabilities	2,799		262
From 1 to 3 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	16,117		81,209
Total liabilities	28,424		80,629
From 1 to 3 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	219,240		122,673
Total liabilities	211,630		86,265
From 1 to 3 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
From 1 to 3 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
From 3 to 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	189,036		82,320
Total liabilities	186,491		85,339
From 3 to 5 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
From 3 to 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	51,990		46,101
Total liabilities	40,984		64,995
From 3 to 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	137,046		36,219
Total liabilities	145,507		20,344
From 3 to 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
From 3 to 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
More than 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [abstract]
Total assets	518,427		585,088
Total liabilities	399,684		458,571
More than 5 Years [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
More than 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [abstract]
Total assets	258,067		444,378
Total liabilities	224,199		431,995
More than 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [abstract]
Total assets	260,360		140,710
Total liabilities	175,485		26,576
More than 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	0		0
More than 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [abstract]
Total assets	0		0
Total liabilities	$ 0		$ 0